SUPPLEMENT DATED OCTOBER 26, 2009
TO
PROSPECTUS DATED MAY 1, 2006

INVESTRAC ADVANTAGE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
ISSUED BY
AMERICAN NATIONAL INSURANCE COMPANY
THROUGH ITS
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

This supplement amends your prospectus. Please read it carefully and keep it with your prospectus for future reference. The address to use (beginning December 1, 2009) to mail additional purchase payments and other transaction and service requests after a contract has been issued is being changed. More specifically, the prospectus is modified as follows:

1.     Page one (1): Delete the fifth paragraph as follows:

     “For a full description of the Portfolios referenced in this prospectus, or such Portfolios’ investment policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to our Home Office at American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.

     and replace it with the following:

“For a full description of the Portfolios referenced in this prospectus, or such Portfolios’ investment policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.”

2.     Page forty-six (46): In section titled “Other Information”, delete the first paragraph as follows:

     “A Statement of Additional Information (“SAI”), which contains additional information about the American National Variable Life Separate Account, and a personalized illustration of death benefits, cash surrender values, and cash values, are available from us, without charge, upon request. You may request an SAI, a personalized illustration, or other information about the Policies, or make other inquiries by contacting us at: American National Insurance Company, One Moody Plaza, Galveston, Texas 77550 or (800) 306-2959.

     and replace it with the following:

“A Statement of Additional Information (“SAI”), which contains additional information about the American National Variable Life Separate Account, and a personalized illustration of death benefits, cash surrender values, and cash values, are available from us, without charge, upon request. You may request an SAI, a personalized illustration, or other information about the Policies, or make other inquiries by contacting us at: American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269 or (800) 306-2959.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

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